INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax asset/(liability)
Total deferred income tax asset	$ 15,467	$ 99,637
Domestic Tax Authority
Deferred income tax asset/(liability)
Valuation allowance	(74,385)	(99,428)
Total deferred income tax asset	133,023	154,998
Deferred income tax assets
Property, plant and equipment	35,667	40,207
Tax loss carryforwards and other credits	77,734	101,909
Capital loss carryforwards and other capital items	75,069	101,078
Asset retirement obligation	12,197	11,368
Other	7,468	6,442
Deferred income tax (liabilities)
Derivative financial instruments	(727)	(6,578)
Foreign Tax Authority
Deferred income tax asset/(liability)
Other, net	(8,467)	5,077
Total deferred income tax (liability)	(117,556)	(55,361)
Deferred income tax assets
Tax loss carryforwards and other credits	12,963	1,785
Asset retirement obligation	17,328	15,645
Deferred income tax (liabilities)
Property, plant and equipment	$ (139,380)	$ (77,868)